Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		$ 2,820		$ 3,277
Derivative financial assets		21		(65)
Current portion		973		372
Long-term portion		1,847		2,905
Derivative instrument liability, Current portion		21
Derivative instrument asset, Long-term portion		0		(65)
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		21		(65)
Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets				0
Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets				0
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		21		(65)
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		21		(65)
3.85% Notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings			$ 450
Derivative financial assets	[1]			0
3.85% Notes, due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[1]			0
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[2]	0		0
4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[2]	0		0
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0		0
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		2,820		3,277
Current portion		973		372
Long-term portion		1,847		2,905
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		2,799		3,252
Primary debt instruments [member] | Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings				130
Primary debt instruments [member] | Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings				130
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		973		1,060
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		968		1,026
Primary debt instruments [member] | 3.85% Notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]			242
Primary debt instruments [member] | 3.85% Notes, due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]			239
Primary debt instruments [member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		499		499
Primary debt instruments [member] | 3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		491		482
Primary debt instruments [member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		493		492
Primary debt instruments [member] | 5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		507		519
Primary debt instruments [member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[2]	116		116
Primary debt instruments [member] | 4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[2]	94		95
Primary debt instruments [member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		342		342
Primary debt instruments [member] | 5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		338		346
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		397		396
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		$ 401		$ 415

[1]	Originally issued $450 million of notes, of which the Company redeemed $208 million in October 2018.
[2]	Originally issued $350 million of notes, of which the Company redeemed $231 million in October 2018.